STOCKHOLDERS' EQUITY - Reserved common stock summary (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock reserved	13,689,578	15,112,916
Series C Preferred Stock
Class of Stock [Line Items]
Common stock reserved	2,182,524
Series B-1 preferred stock
Class of Stock [Line Items]
Common stock reserved	2,137,131	4,853,110
Series B preferred stock
Class of Stock [Line Items]
Common stock reserved	2,163,433	2,163,433
Series A-1 preferred stock
Class of Stock [Line Items]
Common stock reserved	1,025,646	1,025,646
Series A-2 preferred stock
Class of Stock [Line Items]
Common stock reserved	750,510	750,510
Series Seed 2 preferred stock
Class of Stock [Line Items]
Common stock reserved	626,994	626,994
Series Seed 1 preferred stock
Class of Stock [Line Items]
Common stock reserved	1,652,083	1,652,083
Series FR preferred stock
Class of Stock [Line Items]
Common stock reserved	2,120,000	2,120,000
Stock Plan 2017 And 2020 Stock Plan
Class of Stock [Line Items]
Common stock reserved	1,031,257	1,921,140